S-K 1602, SPAC Registered Offerings	Dec. 17, 2025 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]

We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes, if any, payable), divided by the number of then issued and outstanding public shares, subject to applicable law. If we are unable to complete our initial business combination within 24 months from the closing of this offering (or such later date as approved by our shareholders), or by such earlier liquidation date as our board of directors may approve, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes, if any, payable and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law as further described herein.

SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

Of the proceeds we receive from this offering and the sale of the private placement units described in this prospectus, $130 million, or $149.5 million if the underwriters’ overallotment option is exercised in full ($10.00 per unit in either case), will be placed into a U.S.-based trust account with Continental Stock Transfer & Trust Company acting as trustee.

As of August 15, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.15	$6.55	$3.45	$5.59	$4.41	$3.86	$6.14	$(0.26)	$10.26

Assuming No Exercise of Over-Allotment Option
$7.14	$6.53	$3.47	$5.58	$4.42	$3.85	$6.15	$(0.26)	$10.26

SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financings

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $132,925,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $152,571,250 if the underwriters’ over-allotment option is exercised in full, $130,000,000 ($10.00 per unit), or $149,500,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $975,000 in underwriting discounts and commissions payable upon the closing of this offering (regardless of whether the underwriters’ over-allotment option is exercised) and an aggregate of $2,925,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our taxes, other than excise taxes, if any, and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to the rights of holders of ordinary shares or pre-initial business combination activity.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 132,925,000
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Combination Criteria

Consistent with our business strategy, we will look to identify companies that have compelling growth potential and a combination of the below characteristics. We intend to use these criteria as guidelines in evaluating initial business combination opportunities, but we may decide to enter into our initial business combination with a target that does not meet all of the following criteria.

•        Scalable and Growing Business Model:    A company with a large addressable market and a demonstrated ability to scale revenues and operations efficiently, indicating substantial growth potential. We intend to prioritize businesses with clear drivers for continued expansion, whether through technology leverage, platform network effects, or global market reach, that can support accelerated growth as a public company.

•        Disruptive Technology or Differentiated Platform:    A business offering innovative, disruptive technology or a unique platform that creates competitive separation in its industry. We are focused on companies that leverage cutting-edge technology or novel business models to challenge incumbents and capture market share, providing a distinct competitive advantage and strong growth prospects.

•        Strong Management Team with a Collaborative Mindset:    We target organizations led by experienced and capable management teams with a proven track record of execution. Equally important, the leadership should welcome a partnership approach; we value a collaborative mindset and expect to work alongside the existing team to bolster strategy, governance, and operational depth post-transaction. A willingness to continue driving the company’s growth as a public entity, in coordination with our sponsors and advisors, is a key consideration.

•        Attractive Market Opportunity and Clear Competitive Dynamics:    The target should operate in an industry or niche with favorable long-term fundamentals (such as high demand growth or secular tailwinds) and possess a clear competitive advantage within that space. We seek companies with differentiated market positions, for instance, proprietary technology, strong intellectual property, deep customer relationships, or network effects, that provide sustainable barriers to entry against competitors. An ideal target will be a leader or emerging leader in its market segment with identifiable avenues to expand or consolidate that position.

•        Public Market Readiness and Upside Potential:    We will favor businesses that are prepared for the rigors of being a public company and that present a compelling growth story for investors. This includes having appropriate financial controls, corporate governance, and visibility into future performance. The target should be well-positioned to thrive as a publicly traded entity, with the ability to leverage access to the broader capital markets for further growth. We will look for a clear path to creating shareholder value, such as opportunities for margin enhancement, new product or market expansion, or strategic acquisitions, which together indicate significant upside potential once public.

These criteria and guidelines are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general criteria and guidelines as well as other considerations, factors, guidelines and criteria that our management may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria and guidelines in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation materials or tender offer documents, as applicable, that we would file with the SEC.

SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their ordinary shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (less taxes, if any, payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters.

Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may hold in connection with the completion of our initial business combination.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement or whether we were deemed to be a foreign private issuer (which would require a tender offer rather than seeking shareholder approval under SEC rules), as described above under the heading “Shareholders May Not Have the Ability to Approve Our Initial Business Combination.” Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq’s shareholder approval rules.

The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above are contained in provisions of our amended and restated memorandum and articles of association and will apply whether or not we maintain our registration under the Exchange Act or our listing on Nasdaq. Such provisions may be amended if approved by a special resolution, which requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, attend, in person or, where proxies are allowed, by proxy, and vote at the applicable general meeting of the company, so long as we offer redemption in connection with such amendment.

If we provide our public shareholders with the opportunity to redeem their public shares in connection with a general meeting, we will, pursuant to our amended and restated memorandum and articles of association:

•        conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, and

•        file proxy materials with the SEC.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above upon completion of the initial business combination.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities, including our sponsor or our officers or directors.

Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Imran Khan	Proem Asset Management	Investment Firm	Founder, Chief Investment Officer, Partner
	Dave Inc.	Fintech	Director
	Zeta Global Holdings Corp.	Cloud Services	Director
	Verishop	E-Commerce	Director
Greg Pearson	Proem Asset Management	Investment Firm	Chief Financial Officer, Chief Compliance Officer, Partner
John Wu	Ava Labs	Blockchain Platform	President
	Sego Capital	Hedge fund	Chief Executive Officer
	The TIE	Information Services for Digital Assets	Director
	Alussa Energy Acquisition Corp.	SPAC	Director
David Eckstein	Vanta	Software Company	Chief Financial Officer
Amarnath Thombre	Mistplay	Social Platform	Director
	Duetto	Software Company	Director
Andrey Kazakov	Adjust Inc.	Marketing Analytics	Director

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us, except to the extent they are entitled to redeem any public shares they acquire or receive distributions on the founder shares from assets outside the trust account, if our initial business combination is not completed, except to the extent they are entitled to redeem any public shares they acquire or receive liquidating distributions from assets outside the trust account or are entitled to receive liquidating distributions from the trust account in the event they choose to purchase public shares. Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Upon the closing of this offering, assuming the underwriters’ overallotment option is not exercised, our sponsor will (assuming no exercise of the overallotment option) have invested in us an aggregate of $2,950,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.005 per share) and the $2,925,000 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering or if our sponsor were required to pay cash to exercise the private placement units, as our sponsor and members of our management team would likely not receive any financial benefit unless we consummated such business combination. These interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to a business combination in a way that conflicts with the interests of our public shareholders.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement units (and the securities comprising such units) will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares until the earlier to occur of: (i) six months after the completion of our initial business combination or (ii) subsequent to our initial business combination, (A) the date on which the last reported sale price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period after completion of our initial business combination, or (B) the date on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. The private placement units (including the private placement shares and the ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. Upon the consummation of our initial business combination, we will repay up to an aggregate of $300,000 in loans made to us by our sponsor to cover offering-related and organizational expenses. Additionally, up to $1,500,000 of working capital loans made to us by the sponsor may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender, no earlier than 60 days after the offering. Such units would be identical to the private placement units. Except for the foregoing, the terms of such working capital loans, if any, have not been determined and no written agreements exist with respect to such loans.

•        We may engage Clear Street, the representatives of the underwriters in this offering, as our lead financial advisor or otherwise in connection with our initial business combination and certain other transactions and pay such entities a fee in an amount that constitutes a market standard for comparable transactions; the terms of such engagement, if any, have not been determined and no written agreements exist with respect to such engagement.

•        We will reimburse our sponsor for office space, utilities and secretarial and administrative support made available to us by our sponsor, in an amount equal to $10,000 per month.

•        We will reimburse the sponsor for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.

•        We may engage Clear Street, the representatives of the underwriters in this offering, as our lead financial advisors in connection with our initial business combination and/or placement agents for any securities offering to occur concurrently with our initial business combination and pay such affiliate a customary financial advisory and/or placement agent fee in an amount that constitutes a market standard financial advisory or placement agent fee for comparable transactions. Furthermore, we may acquire a target company that has engaged Clear Street, as a financial advisor. Pursuant to any such engagement, the affiliate may earn its fee upon closing of the initial business combination. The payment of such fee would likely be conditioned upon the completion of the initial business combination. The terms of such engagement, if any, have not been determined and no written agreements exist with respect to such engagement.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares and private placement shares, and they and the other members of our management team have agreed to vote their founder shares and private placement shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Proem SPAC Partners LLC	$10,000 per month	Office space, administrative and shared personnel support services
	4,333,333 Ordinary Shares, or up to 4,983,333 Ordinary Shares if the underwriters’ overallotment option is exercised in full.	$25,000

292,500 Private Placement Units to be purchased simultaneously with the closing of this offering (or up to 307,125 private placement units to the extent the underwriters’ over-allotment option is exercised in full)

$2,925,000 (or up to $3,071,250 to the extent the underwriters’ over-allotment option is exercised in full)
	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units at a price of $10.00 per unit at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Proem SPAC Partners LLC, our officers, directors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees, success fees or salaries

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We may engage Clear Street, the representatives of the underwriters in this offering, as our lead financial advisor or otherwise in connection with our initial business combination and certain other transactions and pay such entities a fee in an amount that constitutes a market standard for comparable transactions; the terms of such engagement, if any, have not been determined and no written agreements exist with respect to such engagement.

Clear Street	$975,000 (or up to $1,121,250 to the extent the underwriters exercise their over-allotment option in full)	Underwriter’s commission and discounts
	97,500 Representative Shares (or up to 112,125 Representative Shares to the extent the underwriter’s exercise their over-allotment option in full)	Equity compensation in connection with this offering

$4,550,000 (or up to $5,232,500 to the extent the underwriter’s exercise their over-allotment option in full), 50% of which is payable to Clear Street based on the total funds remaining in trust account after redemptions, and 50% of which is payable to Clear Street at the Sponsor’s sole discretion.

Deferred underwriter compensation

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	7.15	7.16	6.54	6.56	5.59	5.60	3.86	3.87	(0.25)	(0.25)
Pro forms net tangible book value after this offering and the sale of the placement shares	7.14	7.15	6.53	6.55	5.58	5.59	3.85	3.86	(0.26)	(0.26)
Dilution to public shareholders	$2.86	$2.85	$3.47	$3.45	$4.42	$4.41	$6.15	$6.14	$10.26	$10.26
Percentage of dilution to public shareholders	28.60%	28.50%	34.70%	34.50%	44.20%	44.10%	61.50%	61.40%	102.60%	102.60%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(25,002)	$(25,002)	$(25,002)	$(25,002)	$(25,002)	$(25,002)	$(25,002)	$(25,002)	$(25,002)	$(25,002)
Net proceeds from this offering and the sale of the placement shares(1)	131,200,000	150,700,000	131,200,000	150,700,000	131,200,000	150,700,000	131,200,000	150,700,000	131,200,000	150,700,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000
Less: Deferred underwriting commissions	(4,550,000)	(5,232,500)	(3,981,250)	(4,578,438)	(3,412,500)	(3,924,375)	(2,843,750)	(3,270,313)	(2,275,000)	(2,616,250)
Less: Overallotment liability	(165,800)	—	(165,800)	—	(165,800)	—	(165,800)	—	(165,800)	—
Less: Amounts paid for redemptions(2)	—	—	(32,500,000)	(37,375,000)	(65,000,000)	(74,750,000)	(97,500,000)	(112,125,000)	(130,000,000)	(149,500,000)
	$126,484,198	$145,467,498	$94,552,948	$108,746,561	$62,621,698	$72,025,623	$30,690,448	$35,304,686	$(1,240,802)	$(1,416,252)

Denominator:
Ordinary shares outstanding prior to this offering	4,983,333	4,983,333	4,983,333	4,983,333	4,983,333	4,983,333	4,983,333	4,983,333	4,983,333	4,983,333
Ordinary shares forfeited if over-allotment is not exercised	(650,000)	—	(650,000)	—	(650,000)	—	(650,000)	—	(650,000)	—
Ordinary shares offered and sale of placement shares	13,000,000	14,950,000	13,000,000	14,950,000	13,000,000	14,950,000	13,000,000	14,950,000	13,000,000	14,950,000
Representative Shares	97,500	112,125	97,500	112,125	97,500	112,125	97,500	112,125	97,500	112,125
Less: Ordinary shares redeemed	—	—	(3,250,000)	(3,737,500)	(6,500,000)	(7,475,000)	(9,750,000)	(11,212,500)	(13,000,000)	(14,950,000)
Placement shares	292,500	307,125	292,500	307,125	292,500	307,125	292,500	307,125	292,500	307,125
	17,723,333	20,352,583	14,473,333	16,615,083	11,223,333	12,877,583	7,973,333	9,14,083	4,723,333	5,402,583

(1)        Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.075 per unit, equal to 0.75% of the gross proceeds of this offering, or $975,000 in the aggregate (or up to $1,121,250 to the extent the underwriters’ over-allotment option is exercised in full), payable to the underwriters upon the closing of this offering. See “Use of Proceeds.”

(2)        Upon consummation of the Company’s initial business combination, a fee equal to $4,550,000 (or up to $5,232,500 to the extent the underwriter’s exercise their over-allotment option in full) will be payable to the underwriters, 50% of which is payable to Clear Street based on the total funds remaining in trust account after redemptions, and 50% of which is payable to Clear Street at the Sponsor’s sole discretion. See the section of this prospectus entitled “Underwriting” for a description of compensation and other items of value payable to the underwriters.

(3)        If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our Sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted purchases and other transactions with respect to our securities.”